intangible assets and goodwill - Business acquisitions - Key assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant unobservable inputs (Level 3)
Disclosure of information for cash-generating units
Period over which management has projected cash flows	3 years
TELUS technology solutions | Significant unobservable inputs (Level 3)
Disclosure of information for cash-generating units
Discount rates applied to cash flow projections	6.70%	6.60%
Growth rates applied to cash flow projections	1.99%	1.95%
TELUS digital experience
Disclosure of information for cash-generating units
Estimated recoverable amount	$ 250
Percentage of carrying value	5.00%
TELUS digital experience | Significant unobservable inputs (Level 3)
Disclosure of information for cash-generating units
Discount rates applied to cash flow projections	9.80%	9.80%
Growth rates applied to cash flow projections	3.00%	3.00%